Short-term debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term debt (note 14)	$ 9,102,000	$ 13,652,000
Senior financing
Short-term Debt [Line Items]
Short-term debt (note 14)	9,102,000	13,652,000
HSBC Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Maximum draw amount	20,000,000
Amount outstanding	$ 8,308,000	12,965,000
HSBC Revolving Financing Facility | Senior financing | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt	2.66%
HSBC Revolving Financing Facility | Senior financing | Eurodollar
Short-term Debt [Line Items]
Basis spread on variable rate debt	2.50%
Santander Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Maximum draw amount	$ 800,000,000
Amount outstanding	$ 794,000	0
Santander Revolving Financing Facility | Senior financing | Minimum
Short-term Debt [Line Items]
Interest rate (percent)	2.02%
Santander Revolving Financing Facility | Senior financing | Maximum
Short-term Debt [Line Items]
Interest rate (percent)	3.04%
Santander Revolving Financing Facility, Closed | Senior financing
Short-term Debt [Line Items]
Amount outstanding	$ 0	687,000
ING Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Maximum draw amount	1,365,000
Amount outstanding	$ 0	$ 0
ING Revolving Financing Facility | Senior financing | Warsaw Interbank Offered Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt	1.20%